Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 34,936	$ 25,631	$ 66,991	$ 47,373
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,916	23,644	61,044	43,419
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,020	$ 1,987	$ 5,947	$ 3,954